Supplemental information on oil and gas activities (Details 4)		12 Months Ended
		Dec. 31, 2017 bbl	Dec. 31, 2017 MBbls		Dec. 31, 2017 MMcf		Dec. 31, 2016 bbl	Dec. 31, 2016 MBbls		Dec. 31, 2016 MMcf		Dec. 31, 2015 bbl	Dec. 31, 2015 MBbls		Dec. 31, 2015 MMcf
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | bbl												0.1
Oil and condensate [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning			62,632					36,497.1					36,497.1
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions		4.3	4,321	[1]			7	6,893	[2]				(98.4)	[3]
Extensions and discoveries			29,047	[4]				6,311	[5]				10,589	[6]
Purchases of minerals in place	[7]							18,621
Productions			7,565					5,690.1					5,300.7
Proved reserves of oil, condensate and natural gas, net at the end			88,435					62,632					36,497.1
Oil and condensate [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning			6,599					5,953.8					6,441.9
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions			(2,109.0)	[1]				1,148	[2]			1	119.0	[3]
Extensions and discoveries			0	[4]				0	[5]				100.0	[6]
Purchases of minerals in place	[7]							0
Productions			347.0					502.8					707.1
Proved reserves of oil, condensate and natural gas, net at the end			4,143					6,599					5,953.8
Oil and condensate [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning			37,340					30,423.3					24,735.3
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions		0.4	6,315	[1]				5,779	[2]			2	(225.0)	[3]
Extensions and discoveries			29,047	[4]				6,311	[5]				10,489	[6]
Purchases of minerals in place	[7]							0
Productions			7,203					5,173.3					4,576
Proved reserves of oil, condensate and natural gas, net at the end			65,499					37,340					30,423.3
Oil and condensate [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning			72.0					120.0					130.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions			19.0	[1]				(34.0)	[2]				7.6	[3]
Extensions and discoveries			0	[4]				0	[5]				0	[6]
Purchases of minerals in place	[7]							0
Productions			15.0					14.0					17.6
Proved reserves of oil, condensate and natural gas, net at the end			76.0					72.0					120.0
Oil and condensate [Member] | Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning			18,621					0					0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions			96.0	[1]				0	[2]				0	[3]
Extensions and discoveries			0	[4]				0	[5]				0	[6]
Purchases of minerals in place	[7]							18,621
Productions			0					0					0
Proved reserves of oil, condensate and natural gas, net at the end			18,717					18,621					0
Naturals gas [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf					65,825					72,673					74,434
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf					(13,666)	[8]				4,759	[9]				99.4
Extensions and discoveries | MMcf					1,187	[10]									9,378	[11]
Productions | MMcf					9,508					11,607					11,238.4
Proved reserves of oil, condensate and natural gas, net at the end | MMcf					43,838					65,825					72,673
Naturals gas [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf					36,300					36,515					33,970
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf					(13,725.0)	[8]				5,078	[2]				(2,807.6)	[12]
Extensions and discoveries | MMcf					1,187	[4]									9,378	[6]
Productions | MMcf					3,745					5,293					4,025.4
Proved reserves of oil, condensate and natural gas, net at the end | MMcf					20,017					36,300					36,515
Naturals gas [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf					29,525					36,158					40,464
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf					59.0	[1]				(319.0)	[9]				2,907	[3]
Extensions and discoveries | MMcf					0	[10]									0	[11]
Productions | MMcf					5,763					6,314					7,213
Proved reserves of oil, condensate and natural gas, net at the end | MMcf					23,821					29,525					36,158

[1]	For the year ended 31 December 2017, the Group’s oil and condensate proved reserves were revised upward by 4.3 mmbbl. The primary factors leading to the above were:- Better than expected performance from existing wells, from the Tigana and Jacana fields in the Llanos 34 Block, resulting in an increase of 3.8 mmbbl.- The impact of higher average oil prices resulting in a 2.5 mmbbl and 0.4 mmbbl increase in reserves from the blocks in Colombia and Chile, respectively.- Such increase was partially offset by a decrease in reserves mainly related to a change in a previously adopted development plan in the Fell Block in Chile, resulting in a 2.4 mmbbl decrease.
[2]	For the year ended 31 December 2016, the Group’s oil and condensate proved reserves were revised upward by 7 mmbbl. The primary factors leading to the above were:- Better than expected performance from existing wells, resulting in an increase of 9 mmbbl, of which 8 mmbbl was from the Tigana, Jacana and other minor fields in the Llanos 34 Block, and 1 mmbbl was from the Fell Block in Chile.- Such increase was partially offset by lower average oil prices impacting the La Cuerva and Yamu blocks in Colombia, resulting in a 2 mmbbl decrease.
[3]	For the year ended 31 December 2015, the Group’s oil and condensate proved reserves were revised downwards by 0.1 mmbbl. The primary factors leading to the above were:- The impact of lower average oil prices resulting in a 2 mmbbl decrease in reserves from the La Cuerva and Yamu blocks in Colombia, and a 1 mmbbl decrease in reserves related to a change in a previously adopted development plan in the Fell Block in Chile.- Such decrease was partially offset by better than expected performance from existing wells, of which 2 mmbbl was from the Llanos 34 Block in Colombia and 1 mmbbl from the Fell Block in Chile.
[4]	In Colombia, the extensions and discoveries are primary due to the Chiricoca, Jacamar, and Curucucu field discoveries in the Llanos 34 Block and the Tigana and Jacana field extentions in the Llanos 34 Block.
[5]	In Colombia, the extensions and discoveries are primarily due to the Jacana field appraisal wells in the Llanos 34 Block.
[6]	In Colombia, the extensions and discoveries are primarily due to the Tilo, Jacana, and Chachalaca field discoveries in the Llanos 34 Block.
[7]	In December 2016, we obtained final regulatory approval for our acquisition of the Morona Block in Peru. The Joint Investment and Operating Agreement dated 1 October 2014 and its amendments were closed on 1 December 2016 following the issuance of Supreme Decree 031-2016-MEM.XXX.
[8]	For the year ended 31 December 2017, the Group’s proved natural gas reserves were revised downwards by 13.7 billion cubic feet. This was the combined effect of:- Removal of proved undeveloped reserves due to changes in previously adopted development plan in the Fell Block in Chile and unsuccessful proved undeveloped executions in the Fell Block in Chile (totalling 21.3 billion cubic feet).- The above was partially offset by an increase of 6.8 billion cubic feet due to a better performance in the proved developed producing reserves in the Fell Block in Chile and the impact of higher average prices that resulted in an increase of 0.8 billion cubic feet.
[9]	For the year ended 31 December 2016, the Group’s proved natural gas reserves were revised upwards by 5 billion cubic feet. This increase was mainly driven by better than expected performance from existing wells, primarily the Ache field in the Fell Block in Chile, resulting in an addition of 9 billion cubic feet. This increase was partially offset by a reduction of 4 billion cubic feet in the Pampa Larga field, also in the Fell Block.
[10]	In Chile, the extensions and discoveries are primary due to the Uaken Field discovery in the Fell Block.
[11]	In Chile, the extensions and discoveries are primary due to the Ache Field discovery and from the extension well in the Fell Block.
[12]	For the year ended 31 December 2015, the Group’s proved natural gas reserves were revised by 0.1 billion cubic feet. This was the combined effect of:- Better than expected performance from existing wells that resulted in an increase of 13 billion cubic feet (3 billion cubic feet from the Manati field in Brazil and 10 billion cubic feet from the Fell Block in Chile).- The above was partially offset by a decrease of 13 billion cubic feet due to lower average gas prices in the Fell and Tierra del Fuego (TdF) blocks in Chile (totalling 3 billion cubic feet) and changes in previously adopted development plan in the Fell Block in Chile (totalling 10 billion cubic feet).